Other Assets and Other Liabilities	12 Months Ended
Mar. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Assets and Other Liabilities

9. Other Assets and Other Liabilities

The following table details the components of other assets:

(Dollars in thousands)	March 31, 2025	March 31, 2024
Insurance reimbursable receivable, net (Note 20)	$39,574	$2,840
Promissory notes receivable	5,517	5,515
Allowance for promissory notes receivable and other receivables	(5,517)	(5,515)
Loan fee receivable	2,932	2,932
Prepaid expenses	2,367	4,054
Fixed assets (Note 7)	1,732	2,328
Distribution receivables	348	—
Deferred costs of equity offering	—	343
Other assets	2,191	2,202
Total Other assets, net	$49,144	$14,699

Promissory Notes Receivable

There are amounts due under two promissory note agreements for funds advanced outside of our normal liquidity arrangements with and original principal balances of $2.5 million and $0.9 million as of March 31, 2025 and 2024. The $2.5 million note bears interest at 9.0% per annum and was paid-in-kind by adding to the outstanding principal. The $0.9 million note bears interest at the lesser of 18% or the mid-term federal rate (360 day year) and was paid-in-kind by adding to the outstanding principal. The interest rate was 5.0% per annum as of March 31, 2025 and 5.0% per annum as of March 31, 2024. Both promissory note agreements matured in April 2024. The Company is negotiating with the counterparty on potentially extending these note agreements or otherwise coming to a resolution on these outstanding balances. Total principal and interest due for both promissory notes as of March 31, 2025 and 2024 was $5.5 million and $5.5 million, respectively. As of March 31, 2025 and 2024, reserves related to these receivables were $5.5 million and $5.5 million, respectively.

The following table details the components of other liabilities:

(Dollars in thousands)	March 31, 2025	March 31, 2024
Accrued interest on debt due to related parties (Note 16)	$19,360	$9,740
Deferred upfront fees	2,242	2,717
Interest commitments	1,542	18,243
Deferred tax liability (Note 15)	80	—
Other	1,157	1,027
Total Other liabilities	$24,381	$31,727

Interest Commitments

The primary closing conditions of the Company’s formative transactions consisted of (i) MHT Financial entering into purchase and sale agreements with certain counterparties, which were owners of alternative asset funds to acquire their portfolios of alternative assets (collectively, the “Formative Transactions Exchange Portfolio”) in exchange for agreed upon consideration and (ii) MHT Financial’s subsequent contribution of the Formative Transactions Exchange Portfolio into the custody of certain constituent trusts (each a “Custody Trust”) of the ExAlt PlanTM (as structured for the formative transactions, the “Formative ExAlt PlanTM”) in exchange for Common Units of Ben and debt and equity securities of GWG Holdings of an agreed upon value issued to certain other constituent trusts of the Formative ExAlt PlanTM of which MHT Financial was named the sole beneficiary (such trusts, the “2017-18 Exchange Trusts”). In connection with these formative transactions and related closing conditions, the Company agreed with certain other sellers to MHT Financial to accrue interest beginning on August 10, 2018, at a rate of 1-month London Interbank Offered Rate (“LIBOR”) plus 3.95% for thirty percent of the value of the Ben Common Units held by these 2017-18 Exchange Trusts until such time that these 2017-18 Exchange Trusts liquidate their holdings of Ben Common Units. The Company does not have an obligation to repurchase or redeem the Ben Common Units held by the 2017-18 Exchange Trusts.

During the year ended March 31, 2025, the Company executed a letter agreement with one of the counterparties which released the Company for a portion of the interest commitment. At the time of the execution of the letter agreement, the interest commitment with the counterparty was approximately $19.2 million. This resulted in the recognition of a gain that is reflected in the (gain) loss on liability resolution line item of the consolidated statement of comprehensive income (loss) for the year ended March 31, 2025.

Interest expense of $2.5 million and $4.7 million was recognized during the years ended March 31, 2025 and 2024, respectively. Accrued interest on this commitment is reflected in other liabilities. No amount of accrued interest has been paid through March 31, 2025.